INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

6.INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2019	2020
Intangible assets with indefinite lives:
Brand names (Note 3)	1,340	5,319
Master brand agreement	192	192
Intangible assets with definite lives:
Franchise or manachise agreements	95	356
Favorable lease agreements from sublease	13	12
Purchased software	72	108
Other intangible assets	20	70
Total	1,732	6,057
Less: Accumulated amortization	(70)	(112)
Total	1,662	5,945

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. As of December 31, 2020, the unfavorable lease agreements were immaterial. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term before January 1, 2019. Favorable lease agreements and unfavorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2019, upon adoption of ASC 842. For the favorable lease agreements in which the Group acts as a lessor were accounted as intangible assets as before.

Amortization expense of intangible assets for the years ended December 31, 2018, 2019 and 2020 amounted to RMB39, RMB16 and RMB62, respectively.

The annual estimated amortization expense for the above intangible assets excluding brand name and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2021	43
2022	36
2023	34
2024	31
2025	30
Thereafter	260
Total	434